Net borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2023 £ million	2022 £ million
Bank overdrafts	36	74
Commercial paper	198	—
Bank and other loans	121	105
Credit support obligations	15	(19)
$ 300 million 8% bonds due 2022(1)	—	248
$ 1,350 million 2.625% bonds due 2023(2)	—	1,115
€ 600 million 0.125% bonds due 2023	513	—
$ 500 million 3.5% bonds due 2023(2)	397	—
€ 500 million 0.5% bonds due 2024	427	—
Fair value adjustment to borrowings	(6)	(1)
Borrowings due within one year	1,701	1,522
€ 600 million 0.125% bonds due 2023	—	516
$ 500 million 3.5% bonds due 2023(2)	—	413
€ 500 million 0.5% bonds due 2024	—	430
$ 600 million 2.125% bonds due 2024(2)	476	495
€ 500 million 1.75% bonds due 2024	427	430
$ 500 million 5.20% bonds due 2025(2)	396	—
$ 750 million 1.375% bonds due 2025(2)	594	618
€ 600 million 1% bonds due 2025	511	515
€ 500 million 3.5% bonds due 2025	427	—
€ 850 million 2.375% bonds due 2026	725	731
£ 500 million 1.750% bonds due 2026	497	498
$ 750 million 5.3% bonds due 2027(2)	593	—
€ 750 million 1.875% bonds due 2027	638	643
€ 500 million 1.5% bonds due 2027	426	430
€ 700 million 0.125% bonds due 2028	595	600
$ 500 million 3.875% bonds due 2028(2)	395	411
£ 300 million 2.375% bonds due 2028	298	298
$ 1,000 million 2.375% bonds due 2029(2)	787	819
£ 300 million 2.875% bonds due 2029	299	298
€ 750 million 1.15% bonds due 2029	640	645
$ 1,000 million 2% bonds due 2030(2)	789	821
€ 1,000 million 2.5% bonds due 2032	850	856
$ 750 million 2.125% bonds due 2032(2)	590	614
£ 400 million 1.25% bonds due 2033	396	395
$ 750 million 5.5% bonds due 2033(2)	590	—
€ 900 million 1.15% bonds due 2034	764	770
$ 400 million 7.45% bonds due 2035(1)	317	331
$ 600 million 5.875% bonds due 2036(2)	472	491
£ 600 million 2.75% bonds due 2038	595	595
$ 500 million 4.250% bonds due 2042(1)	393	409
$ 500 million 3.875% bonds due 2043(2)	391	407
Bank and other loans	296	293
Fair value adjustment to borrowings	(366)	(274)
Borrowings due after one year	14,801	14,498
Total borrowings before derivative financial instruments	16,502	16,020
Fair value of cross currency interest rate swaps	(348)	(367)
Fair value of foreign currency swaps and forwards	1	11
Fair value of interest rate hedging instruments	377	283
Lease liabilities	448	475
Gross borrowings	16,980	16,422
Less: Cash and cash equivalents	(1,439)	(2,285)
Net borrowings	15,541	14,137
(1)    SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned finance subsidiary of Diageo plc and fully and unconditionally guaranteed by Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(2)    SEC-registered debt issued on an unsecured basis by Diageo Capital plc, a 100% owned finance subsidiary of Diageo plc and fully and unconditionally guaranteed by Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(i)     The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 16).
(ii)     Bonds are stated net of unamortised finance costs of £81 million (2022 – £85 million).
(iii)     All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc and no other subsidiary of Diageo plc guarantees such securities.

Schedule of maturity of gross borrowings before derivative financial instruments
Gross borrowings before derivative financial instruments are expected to mature as follows:

	2023 £ million	2022 £ million
Within one year	1,701	1,522
Between one and three years	3,522	2,817
Between three and five years	2,874	2,625
Beyond five years	8,405	9,056
	16,502	16,020

Schedule of bonds issued and repaid
During the year, the following bonds were issued and repaid:

	2023 £ million	2022 £ million	2021 £ million
Issued
€ denominated	441	1,371	636
£ denominated	—	892	395
$ denominated	1,788	—	—
Repaid
€ denominated	—	(769)	(696)
$ denominated	(1,340)	(752)	(551)
	889	742	(216)

Schedule of movement in net borrowings
(a) Reconciliation of movement in net borrowings

	2023 £ million	2022 £ million
At beginning of the year	14,137	12,109
Net decrease in cash and cash equivalents before exchange	581	665
Net increase in bonds and other borrowings(1)	950	825
Increase in net borrowings from cash flows	1,531	1,490
Exchange differences on net borrowings	(159)	334
Other non-cash items(2)	32	204
Net borrowings at end of the year	15,541	14,137
(1)    In the year ended 30 June 2023, net increase in bonds and other borrowings excludes £2 million cash outflow in respect of derivatives designated in forward point hedges (2022 – £4 million).
(2) In the year ended 30 June 2023, other non-cash items are principally in respect of fair value changes of cross currency interest rate swaps and interest rate swaps of £(34) million and lease liabilities of £(82) million, partially offset by the £84 million fair value change of borrowings. In the year ended 30 June 2022, other non-cash items are principally in respect of fair value changes of cross currency interest rate swaps and interest rate swaps of £(346) million and lease liabilities of £(183) million, partially offset by the £331 million fair value change of borrowings.
Schedule of net borrowings by currency
(b) Analysis of net borrowings by currency

	2023		2022
	Cash and cash equivalents £ million	Gross borrowings(1) £ million	Cash and cash equivalents £ million	Gross borrowings(1) £ million
US dollar	542	(5,751)	1,315	(3,260)
Euro(2)	48	(3,864)	61	(2,943)
Sterling	46	(6,227)	67	(9,214)
Indian rupee	123	(31)	26	(74)
Mexican peso	25	(286)	14	(264)
Hungarian forint	3	(261)	2	(214)
Kenyan shilling	28	(253)	53	(254)
Chinese yuan	199	(63)	290	(75)
Nigerian naira	83	—	133	—
Other(2)	342	(244)	324	(124)
Total	1,439	(16,980)	2,285	(16,422)

(1)    Includes foreign currency forwards and swaps and leases.
(2)    Includes £21 million (Euro) cash and cash equivalents in cash-pooling arrangements (2022 – £23 million (Turkish lira and Euro)).